Summary of Significant Accounting Policies - Schedule of Deferred Revenue (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Deferred Revenue Arrangement [Line Items]
Contract liabilities	$ 1,088,880	$ 140,152	$ 5,168,876
System development [Member]
Deferred Revenue Arrangement [Line Items]
Contract liabilities	891,380	114,731	2,568,876
NFT [Member]
Deferred Revenue Arrangement [Line Items]
Contract liabilities			2,000,000
AI-OCR development [Member]
Deferred Revenue Arrangement [Line Items]
Contract liabilities	197,500	25,421
Technological support and maintenance service and other services [Member]
Deferred Revenue Arrangement [Line Items]
Contract liabilities
Web and mobile application development [Member]
Deferred Revenue Arrangement [Line Items]
Contract liabilities			$ 600,000